Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Maintaining sufficient protection against the increasing risks associated with cybercrime is one of the key challenges to the commercial world and, the overseeing of cybersecurity risks falls within the duties of the Company’s board of directors, including its independent directors.

Our board of directors plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. In addition to regular reports from each of the board’s committees, the board receives regular reports from our management on material cybersecurity risks and the degree of our exposure to those risks. While the board oversees our cybersecurity risk management, management is responsible for day-to-day risk management processes. Management also works with third party service providers, i.e. software companies who provide software and antivirus supports to the Company to ensure appropriate controls are in place and to regularly monitor network activities. We believe this division of responsibilities is the most effective approach for addressing our cybersecurity risks and that our board leadership structure supports this approach.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. In addition to regular reports from each of the board’s committees, the board receives regular reports from our management on material cybersecurity risks and the degree of our exposure to those risks. While the board oversees our cybersecurity risk management, management is responsible for day-to-day risk management processes. Management also works with third party service providers, i.e. software companies who provide software and antivirus supports to the Company to ensure appropriate controls are in place and to regularly monitor network activities. We believe this division of responsibilities is the most effective approach for addressing our cybersecurity risks and that our board leadership structure supports this approach.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect the Company, including its business strategy, financial condition, or operational results.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false